TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

FIXED INCOME—39.3%
18,449,562	TIAA-CREF Bond Index Fund	$215,675,379
	TOTAL FIXED INCOME	215,675,379

INFLATION-PROTECTED ASSETS—9.9%
4,449,111	TIAA-CREF Inflation-Linked Bond Fund	54,501,610
	TOTAL INFLATION-PROTECTED ASSETS	54,501,610

INTERNATIONAL EQUITY—12.0%
1,790,234	TIAA-CREF Emerging Markets Equity Index Fund	20,730,907
2,364,685	TIAA-CREF International Equity Index Fund	45,141,841
	TOTAL INTERNATIONAL EQUITY	65,872,748

SHORT-TERM FIXED INCOME—9.9%
5,306,679	TIAA-CREF Short-Term Bond Index Fund	54,075,054
	TOTAL SHORT-TERM FIXED INCOME	54,075,054

U.S. EQUITY—28.6%
6,138,389	TIAA-CREF Equity Index Fund	156,774,444
	TOTAL U.S. EQUITY	156,774,444

	TOTAL AFFILIATED INVESTMENT COMPANIES	546,899,235
	(Cost $469,964,289)

	TOTAL INVESTMENTS—99.7%	546,899,235
	(Cost $469,964,289)
	OTHER ASSETS & LIABILITIES, NET—0.3%	1,466,929
	NET ASSETS—100.0%	$548,366,164

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.4%
20,494,692	TIAA-CREF Bond Index Fund	$239,582,944
	TOTAL FIXED INCOME	239,582,944

INFLATION-PROTECTED ASSETS—10.0%
4,937,593	TIAA-CREF Inflation-Linked Bond Fund	60,485,508
	TOTAL INFLATION-PROTECTED ASSETS	60,485,508

INTERNATIONAL EQUITY—12.0%
1,985,425	TIAA-CREF Emerging Markets Equity Index Fund	22,991,216
2,622,471	TIAA-CREF International Equity Index Fund	50,062,978
	TOTAL INTERNATIONAL EQUITY	73,054,194

SHORT-TERM FIXED INCOME—9.9%
5,892,373	TIAA-CREF Short-Term Bond Index Fund	60,043,281
	TOTAL SHORT-TERM FIXED INCOME	60,043,281

U.S. EQUITY—28.6%
6,807,485	TIAA-CREF Equity Index Fund	173,863,163
	TOTAL U.S. EQUITY	173,863,163

	TOTAL AFFILIATED INVESTMENT COMPANIES	607,029,090
	(Cost $489,300,473)

	TOTAL INVESTMENTS—99.9%	607,029,090
	(Cost $489,300,473)
	OTHER ASSETS & LIABILITIES, NET—0.1%	463,066
	NET ASSETS—100.0%	$607,492,156

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—38.4%
36,408,144	TIAA-CREF Bond Index Fund	$425,611,208
	TOTAL FIXED INCOME	425,611,208

INFLATION-PROTECTED ASSETS—8.0%
7,236,054	TIAA-CREF Inflation-Linked Bond Fund	88,641,658
	TOTAL INFLATION-PROTECTED ASSETS	88,641,658

INTERNATIONAL EQUITY—13.5%
4,052,160	TIAA-CREF Emerging Markets Equity Index Fund	46,924,008
5,352,307	TIAA-CREF International Equity Index Fund	102,175,547
	TOTAL INTERNATIONAL EQUITY	149,099,555

SHORT-TERM FIXED INCOME—8.0%
8,637,866	TIAA-CREF Short-Term Bond Index Fund	88,019,852
	TOTAL SHORT-TERM FIXED INCOME	88,019,852

U.S. EQUITY—32.0%
13,893,381	TIAA-CREF Equity Index Fund	354,836,962
	TOTAL U.S. EQUITY	354,836,962

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,106,209,235
	(Cost $875,932,028)

	TOTAL INVESTMENTS—99.9%	1,106,209,235
	(Cost $875,932,028)
	OTHER ASSETS & LIABILITIES, NET—0.1%	1,130,891
	NET ASSETS—100.0%	$1,107,340,126

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—37.4%
97,018,132	TIAA-CREF Bond Index Fund	$1,134,141,962
	TOTAL FIXED INCOME	1,134,141,962

INFLATION-PROTECTED ASSETS—6.0%
14,876,732	TIAA-CREF Inflation-Linked Bond Fund	182,239,969
	TOTAL INFLATION-PROTECTED ASSETS	182,239,969

INTERNATIONAL EQUITY—14.9%
12,311,877	TIAA-CREF Emerging Markets Equity Index Fund	142,571,541
16,261,413	TIAA-CREF International Equity Index Fund	310,430,375
	TOTAL INTERNATIONAL EQUITY	453,001,916

SHORT-TERM FIXED INCOME—6.0%
17,755,967	TIAA-CREF Short-Term Bond Index Fund	180,933,304
	TOTAL SHORT-TERM FIXED INCOME	180,933,304

U.S. EQUITY—35.5%
42,210,291	TIAA-CREF Equity Index Fund	1,078,050,831
	TOTAL U.S. EQUITY	1,078,050,831

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,028,367,982
	(Cost $2,458,580,581)

	TOTAL INVESTMENTS—99.8%	3,028,367,982
	(Cost $2,458,580,581)
	OTHER ASSETS & LIABILITIES, NET—0.2%	6,069,999
	NET ASSETS—100.0%	$3,034,437,981

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—33.5%
125,775,644	TIAA-CREF Bond Index Fund	$1,470,317,283
	TOTAL FIXED INCOME	1,470,317,283

INFLATION-PROTECTED ASSETS—4.0%
14,397,727	TIAA-CREF Inflation-Linked Bond Fund	176,372,158
	TOTAL INFLATION-PROTECTED ASSETS	176,372,158

INTERNATIONAL EQUITY—17.3%
20,608,254	TIAA-CREF Emerging Markets Equity Index Fund	238,643,587
27,222,946	TIAA-CREF International Equity Index Fund	519,686,042
	TOTAL INTERNATIONAL EQUITY	758,329,629

SHORT-TERM FIXED INCOME—4.0%
17,184,171	TIAA-CREF Short-Term Bond Index Fund	175,106,697
	TOTAL SHORT-TERM FIXED INCOME	175,106,697

U.S. EQUITY—41.1%
70,652,696	TIAA-CREF Equity Index Fund	1,804,469,856
	TOTAL U.S. EQUITY	1,804,469,856

	TOTAL AFFILIATED INVESTMENT COMPANIES	4,384,595,623
	(Cost $3,594,868,138)

	TOTAL INVESTMENTS—99.9%	4,384,595,623
	(Cost $3,594,868,138)
	OTHER ASSETS & LIABILITIES, NET—0.1%	2,882,414
	NET ASSETS—100.0%	$4,387,478,037

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—29.6%
120,485,394	TIAA-CREF Bond Index Fund	$1,408,474,253
	TOTAL FIXED INCOME	1,408,474,253

INFLATION-PROTECTED ASSETS—2.0%
7,911,748	TIAA-CREF Inflation-Linked Bond Fund	96,918,907
	TOTAL INFLATION-PROTECTED ASSETS	96,918,907

INTERNATIONAL EQUITY—19.6%
25,412,944	TIAA-CREF Emerging Markets Equity Index Fund	294,281,892
33,562,671	TIAA-CREF International Equity Index Fund	640,711,388
	TOTAL INTERNATIONAL EQUITY	934,993,280

SHORT-TERM FIXED INCOME—2.0%
9,446,982	TIAA-CREF Short-Term Bond Index Fund	96,264,748
	TOTAL SHORT-TERM FIXED INCOME	96,264,748

U.S. EQUITY—46.7%
87,110,549	TIAA-CREF Equity Index Fund	2,224,803,413
	TOTAL U.S. EQUITY	2,224,803,413

	TOTAL AFFILIATED INVESTMENT COMPANIES	4,761,454,601
	(Cost $3,861,190,929)

	TOTAL INVESTMENTS—99.9%	4,761,454,601
	(Cost $3,861,190,929)
	OTHER ASSETS & LIABILITIES, NET—0.1%	3,638,822
	NET ASSETS—100.0%	$4,765,093,423

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—25.6%
96,602,620	TIAA-CREF Bond Index Fund	$1,129,284,632
	TOTAL FIXED INCOME	1,129,284,632

INFLATION-PROTECTED ASSETS—0.1%
192,336	TIAA-CREF Inflation-Linked Bond Fund	2,356,122
	TOTAL INFLATION-PROTECTED ASSETS	2,356,122

INTERNATIONAL EQUITY—21.9%
26,330,790	TIAA-CREF Emerging Markets Equity Index Fund	304,910,544
34,767,922	TIAA-CREF International Equity Index Fund	663,719,631
	TOTAL INTERNATIONAL EQUITY	968,630,175

SHORT-TERM FIXED INCOME—0.1%
230,253	TIAA-CREF Short-Term Bond Index Fund	2,346,275
	TOTAL SHORT-TERM FIXED INCOME	2,346,275

U.S. EQUITY—52.2%
90,226,512	TIAA-CREF Equity Index Fund	2,304,385,125
	TOTAL U.S. EQUITY	2,304,385,125

	TOTAL AFFILIATED INVESTMENT COMPANIES	4,407,002,329
	(Cost $3,513,538,526)

	TOTAL INVESTMENTS—99.9%	4,407,002,329
	(Cost $3,513,538,526)
	OTHER ASSETS & LIABILITIES, NET—0.1%	3,144,190
	NET ASSETS—100.0%	$4,410,146,519

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—17.8%
68,751,471	TIAA-CREF Bond Index Fund	$803,704,694
	TOTAL FIXED INCOME	803,704,694

INTERNATIONAL EQUITY—24.3%
29,772,275	TIAA-CREF Emerging Markets Equity Index Fund	344,762,945
39,286,994	TIAA-CREF International Equity Index Fund	749,988,716
	TOTAL INTERNATIONAL EQUITY	1,094,751,661

U.S. EQUITY—57.8%
101,933,749	TIAA-CREF Equity Index Fund	2,603,387,940
	TOTAL U.S. EQUITY	2,603,387,940

	TOTAL AFFILIATED INVESTMENT COMPANIES	4,501,844,295
	(Cost $3,500,149,556)

	TOTAL INVESTMENTS—99.9%	4,501,844,295
	(Cost $3,500,149,556)
	OTHER ASSETS & LIABILITIES, NET—0.1%	4,694,582
	NET ASSETS—100.0%	$4,506,538,877

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—10.1%
27,785,945	TIAA-CREF Bond Index Fund	$324,817,701
	TOTAL FIXED INCOME	324,817,701

INTERNATIONAL EQUITY—26.6%
23,400,961	TIAA-CREF Emerging Markets Equity Index Fund	270,983,125
30,858,042	TIAA-CREF International Equity Index Fund	589,080,019
	TOTAL INTERNATIONAL EQUITY	860,063,144

U.S. EQUITY—63.2%
79,911,907	TIAA-CREF Equity Index Fund	2,040,950,112
	TOTAL U.S. EQUITY	2,040,950,112

	TOTAL AFFILIATED INVESTMENT COMPANIES	3,225,830,957
	(Cost $2,569,389,716)

	TOTAL INVESTMENTS—99.9%	3,225,830,957
	(Cost $2,569,389,716)
	OTHER ASSETS & LIABILITIES, NET—0.1%	2,496,092
	NET ASSETS—100.0%	$3,228,327,049

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—8.6%
19,151,572	TIAA-CREF Bond Index Fund	$223,881,880
	TOTAL FIXED INCOME	223,881,880

INTERNATIONAL EQUITY—27.1%
19,111,356	TIAA-CREF Emerging Markets Equity Index Fund	221,309,504
25,208,639	TIAA-CREF International Equity Index Fund	481,232,925
	TOTAL INTERNATIONAL EQUITY	702,542,429

U.S. EQUITY—64.2%
65,285,776	TIAA-CREF Equity Index Fund	1,667,398,718
	TOTAL U.S. EQUITY	1,667,398,718

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,593,823,027
	(Cost $2,088,403,934)

	TOTAL INVESTMENTS—99.9%	2,593,823,027
	(Cost $2,088,403,934)
	OTHER ASSETS & LIABILITIES, NET—0.1%	3,292,002
	NET ASSETS—100.0%	$2,597,115,029

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

FIXED INCOME—7.4%
7,602,031	TIAA-CREF Bond Index Fund	$88,867,748
	TOTAL FIXED INCOME	88,867,748

INTERNATIONAL EQUITY—27.3%
8,982,825	TIAA-CREF Emerging Markets Equity Index Fund	104,021,115
11,848,810	TIAA-CREF International Equity Index Fund	226,193,782
	TOTAL INTERNATIONAL EQUITY	330,214,897

U.S. EQUITY—64.9%
30,701,053	TIAA-CREF Equity Index Fund	784,104,885
	TOTAL U.S. EQUITY	784,104,885

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,203,187,530
	(Cost $999,679,032)

	TOTAL INVESTMENTS—99.6%	1,203,187,530
	(Cost $999,679,032)
	OTHER ASSETS & LIABILITIES, NET—0.4%	4,591,531
	NET ASSETS—100.0%	$1,207,779,061

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2020

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

FIXED INCOME—6.2%
2,187,552	TIAA-CREF Bond Index Fund	$25,572,483
	TOTAL FIXED INCOME	25,572,483

INTERNATIONAL EQUITY—27.7%
3,117,232	TIAA-CREF Emerging Markets Equity Index Fund	36,097,548
4,107,830	TIAA-CREF International Equity Index Fund	78,418,471
	TOTAL INTERNATIONAL EQUITY	114,516,019

U.S. EQUITY—65.7%
10,617,109	TIAA-CREF Equity Index Fund	271,160,957
	TOTAL U.S. EQUITY	271,160,957

	TOTAL AFFILIATED INVESTMENT COMPANIES	411,249,459
	(Cost $352,341,461)

	TOTAL INVESTMENTS—99.6%	411,249,459
	(Cost $352,341,461)
	OTHER ASSETS & LIABILITIES, NET—0.4%	1,581,069
	NET ASSETS—100.0%	$412,830,528

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of August 31, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

13

A12147-D (10/20)